Equity - Other reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY
At the beginning of the year	$ (1,313,888)
Share base compensation reserve	1,143	$ 1,055	$ 667
Remeasurement of defined benefit obligations net for income tax	(33)	4	859
At the end of the year	(1,319,682)	(1,313,888)
Other reserves
EQUITY
At the beginning of the year	(1,313,888)	(1,314,025)	(1,321,211)
Change in participations	(4,641)	12	6,682
Share base compensation reserve	1,143	1,055	667
Execution of share-based compensation reserve	(1,033)	(949)	(510)
Hedge reserve net of income tax	(1,249)
Remeasurement of defined benefit obligations net for income tax	(14)	19	347
At the end of the year	$ (1,319,682)	$ (1,313,888)	$ (1,314,025)